Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss for the year	€ (239,751)	€ (76,452)	€ (135,657)
Adjustments for:
Income tax benefits / (expenses)	(129)	4,331	(1,603)
Depreciation and amortization	45,810	41,584	48,332
Provisions and impairment losses	16,729	10,766	22,676
Employee share-based compensation	7,431	7,208	5,389
Negative goodwill from acquisition of a subsidiary	0	(7,896)	0
Gain on the debt restructuring	0	(7,380)	0
Net gains on disposals	(964)	(24,014)	(40,307)
Finance costs	13,742	8,564	12,497
Share listing and associated expenses	84,193	0	0
Fair value movement in warrants	1,132	0	0
Change in inventories	(28,514)	(11,890)	3,292
Change in trade receivables	(10,541)	(11,275)	3,018
Change in trade payables	14,963	1,298	9,714
Change in other operating assets and liabilities	15,237	(7,076)	(13,046)
Income tax paid	(189)	(856)	(1,602)
Net cash used in operating activities	(80,851)	(73,088)	(87,297)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets	(24,703)	(9,876)	(5,679)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets	2,904	25,115	72,717
Acquisition of a subsidiary, net of cash acquired	0	(8,893)	0
Net cash (used in) / generated from investing activities	(21,799)	6,346	67,038
Financing activities
Proceeds from shareholders' capital injection	0	92,180	24,279
Proceeds from the Reverse Recapitalization	183,426	0	0
Payments of transaction costs related to the Reverse Recapitalization	(11,217)	0	0
Proceeds from financing fund	24,022	0	0
Proceeds from borrowings	190,729	176,174	92,408
Repayments of borrowings	(225,017)	(116,587)	(113,149)
Repayments of lease liabilities	(34,706)	(35,105)	(33,871)
Payment of borrowings Interest	(15,808)	(1,521)	(3,327)
Payment of lease liabilities interest	(6,658)	(5,586)	(7,730)
Capital contribution from non-controlling interests	172	1,610	667
Changes in ownership interest in a subsidiary without change of control	(6)	(1,100)	(724)
Net cash generated from / (used in) financing activities	104,937	110,065	(41,447)
Net change in cash and cash equivalents	2,287	43,323	(61,706)
Cash and cash equivalents less bank overdrafts at the beginning of the year	88,658	44,171	106,642
Effect of foreign exchange differences on cash and cash equivalents	804	1,164	(765)
Cash and cash equivalents less bank overdrafts at the end of the year	€ 91,749	€ 88,658	€ 44,171